Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Effects of Hedges Designated for Hedge Accounting in Debt

The Company may enter into derivative transactions to protect its Loans and financing against currency and interest rate fluctuations.

The table below shows the effects of our hedges designated for hedge accounting in our debt:

	December 31, 2018
	Book value	Fair Value – hedge instrument	Consolidated post hedge strategy
Denominated in foreign currency - US$
Purchase of aircraft	100,042	—	100,042
Finance lease (a)	949,891	9,422	959,313
Working capital (b)	1,656,947	(266,404)	1,390,543
Denominated in local currency - R$
Purchase of aircraft (FINAME)	192,861	—	192,861
Working capital	73,376	—	73,376
Finance lease	2,386	—	2,386

Total in R$	2,975,503	(256,982)	2,718,521

Current position	295,913	—	295,913

Non-current position	2,679,590	(256,982)	2,422,608

Summary of Indebtedness Related to Finance Lease Denominated in Foreign Currency Designated as Hedge Accounting (Exchanging Exposure for Local Currency) Contracted
a)

The table below shows the indebtedness related to finance lease denominated in foreign currency, designated as hedge accounting, considering the effects of the derivative instruments (exchanging the exposure for local currency) contracted by the Company:

Risk	Type of hedge	Hedged Item	Nominal amount	Hedge Instrument	Nominal amount	December 31, 2018
						Carrying amount – hedge item	Fair Value – hedge instrument	Debt Considering Hedge
Finance lease
Interest rate	Cash Flow Hedge	Floating interest rate - US Libor6M	US$ 83.5 million	Interest rate Swap (receives US Libor6M & pays fixed 6% to 6,5%)	US$ 83.5 million	128,779	9,422	138,201

Foreign exchange and interest rate	N/A	N/A	N/A	N/A	N/A	821,112	—	821,112

Total						949,891	9,422	959,313

Summary of Indebtedness Related to Working Capital Denominated in Foreign Currency Designated as Hedge Accounting (Exchanging Exposure for Local Currency) contracted
b)

The table below shows the indebtedness related to working capital denominated in foreign currency, designated as hedge accounting, considering the effects of the derivative instruments (exchanging the exposure for local currency) contracted by the Company:

Risk	Type of hedge	Hedged Item	Nominal amount	Hedge Instrument	Nominal amount	December 31, 2018
						Carrying amount – hedge item	Fair Value – hedge instrument	Debt Considering Hedge
1) Senior Notes Azul LLP
Foreign exchange risk	Cash Flow Hedge	Principal US$ on Senior Notes Azul LLP	US$ 400 million	Currency Options - Floor 3.2865 Cap 4.7500	US$ 400 million	1,540,383	(246,323)	1,294,060

2) Proceeds in foreign currency
Interest rate swap	Fair value hedge	Principal & Interest on 4.131 Transaction	US$30 million	IRS - Interest Rate Swap (receives US Libor3M + spread 1,034% & pays 108% CDI)	98,940	116,564	(20,081)	96,483

Total						1,656,947	(266,404)	1,390,543

Schedule of Nominal Foreign Exchange Exposure

The Company’s nominal foreign exchange exposure is shown below:

	Exposure to U.S. dollar		Exposure to Euro
	December 31,		December 31,
	2018	2018	2018	2017
Assets
Cash and cash equivalents and short-term Investments	356,174	278,227	—	—
Security deposits and maintenance reserves	1,513,963	1,237,391	—	—
Long-term investments (Note 21)	—	—	1,287,780	835,957
Financial instruments	116,564	49,530	—	—
Other assets	122,456	314,609	—	—

Total assets	2,109,157	1,879,757	1,287,780	835,957

Liabilities
Accounts payable	(334,407)	(255,646)	—	—
Loans and financing (*)	(2,706,880)	(2,609,704)	—	—
Other liabilities	(50,278)	(164,949)	—	—

Total liabilities	(3,091,565)	(3,030,299)	—	—

Derivatives (NDF) – notional	2,186,356	1,223,960	—	—

Net exposure	1,203,948	73,418	1,287,780	835,957

(*)	As of December 31, 2018, US dollar denominated working capital loans totaling R$1,655,947 were swapped to Brazilian Reais, resulting in an total debt in Reais of R$2,655,087.

Schedule of Financial Liabilities by Maturity

The schedule of financial liabilities held by the Company is as follows:

December 31, 2018	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing	98,244	111,550	125,257	3,269,976	100,995	3,706,022
Accounts payable	724,469	388,584	53,238	—	—	1,166,291
Accounts payable – Forfaiting	162,778					162,778
Liabilities from derivative transaction	16,920	93,348	70,707	260,019	—	440,994
Provisions	—	—	—	80,984	—	80,984

	1,002,411	593,482	249,202	3,610,979	100,995	5,557,069

Schedule of Total Capital

The total capital as total net equity and net debt as detailed below:

	December 31,
	2018	2017
Equity	3,163,700	2,833,610

Cash and cash equivalents (Note 6)	(1,169,136)	(762,319)
Short-term investments (Note 7)	(517,423)	(1,036,148)
Long-term investments (Note 21)	(1,287,781)	(835,957)
Restricted financial investments (Note 8)	—	(8,808)
Loans and financing (Note 17)	3,706,022	3,489,887

Net debt	731,682	846,655

Total capital	3,895,382	3,680,265

Interest rate risk [member]
Statement [LineItems]
Schedule of Sensitivity Analysis for Market Risk

We estimated the impact on profit and loss and equity for the year ended December 31, 2018 resulting from variation of 25% and 50% on the weighted average rates, as shown below:

	25%	-25%	50%	-50%
Interest expense	48,359	(48,359)	96,717	(96,717)

Currency risk [member]
Statement [LineItems]
Schedule of Sensitivity Analysis for Market Risk

	25%	-25%	50%	-50%
Exposure in US$	R$4.8435/US$	R$2.9061/US$	R$5.8122/US$	R$1.9374/US$
Effect on exchange rate variation	300,987	(300,987)	601,974	(601,974)

	25%	-25%	50%	-50%
Exposure in EUR	R$5.5488/EUR	R$2.3293/EUR	R$6.6585/EUR	R$2.2195/EUR
Effect on exchange rate variation	321,945	(321,945)	643,890	(643,890)

Commodity price risk [member]
Statement [LineItems]
Schedule of Sensitivity Analysis for Market Risk

Change in Oil prices in Reais	25%	-25%	50%	-50%

Impact on fuel hedges	41,709	(286,938)	208,229	(450,690)